Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of the Income Tax Provision

The components of the income tax provision are as follows:

	For the years ended December 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Current tax
Hong Kong	229,355	(5,877)	-	-
Total current tax	229,355	(5,877)	-	-

Deferred tax:
Hong Kong	158,490	154,186	781,759	100,642
Total deferred tax	158,490	154,186	781,759	100,642
Total income tax expense	387,845	148,309	781,759	100,642

Schedule of Deferred Tax Assets and Liabilities

The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax asset and liability are as follows:

	For the years ended December 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Deferred tax assets:
- Depreciation of property and equipment	85,519	92,438	25,168	3,240
- Net operating loss carry forwards	-	145,144	2,852,133	367,179
Total deferred tax assets	85,519	237,582	2,877,301	370,419
Less: valuation allowance	-	-	(2,852,133)	(367,179)
Deferred tax assets, net	85,519	237,582	25,168	3,240

Deferred tax liabilities:
- Amortization of capitalized development costs	(2,238,187)	(2,530,537)	(3,099,882)	(399,073)
Deferred tax liabilities, net	(2,152,668)	(2,292,955)	(3,074,714)	(395,833)

Schedule of Reconciliation of Provision for Income Taxes

Reconciliation between the provision for income taxes computed by applying the Hong Kong Profits Tax rate of 16.5% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Profit (loss) before income taxes	7,206,444	6,777,190	(19,429,233)	(2,501,284)
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	1,189,063	1,118,236	(3,205,824)	(412,711)
Reconciling items:
Tax effect of income that is not taxable	(115,120)	(42,605)	(24,777)	(3,190)
Tax effect of expenses that are not deductible (2)	752,329	587,035	527,337	67,888
The effect of tax rates in different tax jurisdictions	8,250	4,950	2,241,106	288,516
Research and development credit (1)	(1,318,956)	(1,529,698)	(1,644,560)	(211,718)
Effect of two-tier tax rate	(85,438)	-	-	-
Change in valuation allowance	(84,710)	-	2,852,133	367,179
Others	42,427	10,391	36,344	4,678
Income tax expenses	387,845	148,309	781,759	100,642

(1)	Research and development credit was arising from the tax authority of Hong Kong provided enhanced tax deduction for expenditure incurred by enterprises on a qualifying research and development activity and enterprises will be able to enjoy additional tax deduction for expenditure incurred on domestic research and development.

(2)	These non-deductible expenses included on non-deductible IPO expenses, allowance for credit losses and penalty and entertainment.